Approval of financial statements	12 Months Ended
Dec. 31, 2018
Approval Of Financial Statements [Abstract]
Approval of financial statements	29 Approval of financial statements The consolidated financial statements were approved and authorised for issue by the Boards of Directors of RELX PLC on 20 February 2019.